Summary of Significant Accounting Policies (Details 2) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net Earnings Available to Common Shareholders
Net earnings	$ 19,830	$ 16,353
Effect of dilutive securities: Restricted stock units- unvested	0	0
Diluted earnings per common share	$ 19,830	$ 16,353
Common Shares
Basic earnings per common share (in shares)	5,305,272	5,300,964
Effect of dilutive securities: Restricted stock units- unvested	11,468	20,682
Shares held in deferred comp plan by deferred compensation trust	154,434	161,141
Diluted earnings per common share (in shares)	5,471,174	5,482,787
Per Share Amount
Basic earnings per common share (in dollars per share)	$ 3.74	$ 3.08
Diluted earnings per common share (in dollars per share)	$ 3.62	$ 2.98